Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 14: STOCK-BASED COMPENSATION

A summary of outstanding options is included below:

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,620,000	7.19	$0.28	4,702,530	$0.30
$0.66 - $0.79	30,000	5.55	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.09	3.73	15,500	$3.73
	7,665,500	7.18	$0.29

	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2017	7,190,500	$0.29
Granted	575,000	0.29
Exercised	-	-
Forfeited or expired	(100,000)	0.19
Balance, June 30, 2018	7,665,500	$0.29

The weighted average remaining contractual life for options exercisable is 7.18 years as of June 30, 2018.

Stock Compensation Expense Information

ASC 718-10, Stock Compensation, requires measurement and recognition of compensation expense for all stock-based payments including warrants, stock options, restricted stock grants and stock bonuses based on estimated fair values. Under the Amended and Restated 2006 Equity Incentive Plan, the Company reserved 1,720,000 shares for purchase by the Company’s employees and under the Amended and Restated 2006 Non-Employee Director Stock Option Plan the Company reserved 700,000 shares for purchase by the Company’s employees. There are 365,500 options outstanding under the 2006 Equity Incentive Plan. In October 2014, the Company’s shareholders approved the 2014 Stock Incentive Plan, under which 7,390,355 shares were reserved for purchase by the Company’s employees. There are 7,300,000 options outstanding under the 2014 Stock Incentive Plan.

Compensation expense recognized for the issuance of stock options for the three and six months ended June 30, 2018 and 2017 was as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
Stock-based compensation costs included in:
Costs of sales	$-	$2	$(6)	$4
Sales and marketing expense	10	19	16	38
General and administrative expense	103	50	167	100
Total stock-based compensation expense	$113	$71	$177	$142

At June 30, 2018, there was approximately $292 of total unrecognized compensation expense related to unvested share-based awards. Generally, this expense will be recognized over the next 3.5 years and will be adjusted for any future changes in estimated forfeitures.

Stock-based compensation expense is based on awards ultimately expected to vest and is reduced for estimated forfeitures. ASC 718-10-55 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company applied a pre-vesting forfeiture rate of 10% based on upon actual historical experience for employee option awards of the registrant.

On October 15, 2015, our current CEO was awarded 4,951,557 performance shares with a grant date to be determined upon certain conditions being satisfied. Those conditions had not been met as of June 30, 2018 and no compensation expense had been recorded.

NOTE 13: STOCK-BASED COMPENSATION

Stock Compensation Expense Information

FASB ASC 718-10 requires measurement and recognition of compensation expense for all stock-based payments including warrants, stock options, restricted stock grants and stock bonuses based on estimated fair values. Under the Amended and Restated 2006 Equity Incentive Plan, the Company reserved 1,720,000 shares for purchase by the Company’s employees and under the Amended and Restated 2006 Non-Employee Director Stock Option Plan the Company reserved 700,000 shares for purchase by the Company’s employees. There are 365,500 options outstanding under the 2006 Equity Incentive Plan. In October 2014, the Company’s shareholders approved the 2014 Stock Incentive Plan, under which 7,390,355 shares were reserved for purchase by the Company’s employees. There are 6,825,000 options outstanding under the 2014 Stock Incentive Plan.

Compensation expense recognized for the issuance of stock options for the years ended December 31, 2017 and 2016 was as follows:

	December 31,
	2017	2016
Stock-based compensation costs included in:
Costs of sales	$6	$1
Sales and marketing expense	76	74
General and administrative expense	202	198
Total stock-based compensation expense	$284	$273

At December 31, 2017, there was approximately $554 of total unrecognized compensation expense related to unvested share-based awards. Generally, this expense will be recognized over the next 1.6 years and will be adjusted for any future changes in estimated forfeitures.

Valuation Information for Stock-Based Compensation

For purposes of determining estimated fair value under FASB ASC 718-10, the Company computed the estimated fair values of stock options using the Black-Scholes model.

There were no options granted during the year ended December 31, 2017.

On November 11, 2016, the Company granted 10-year options to purchase 425,000 shares of its common stock to an employee. The options vest over 4 years and have an exercise price of $0.18. The fair value of the options on the grant date was $0.09 and was determined using the Black-Sholes model. The values set forth above were calculated using the following weighted average assumptions:

Risk-free interest rate	1.14%
Expected term	6.25 years
Expected price volatility	47.89%
Dividend yield	0%

 The Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment behavior, so we estimate the expected term of awards granted by taking the average of the vesting term and the contractual term of the awards, referred to as the simplified method. The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company’s stock options. The Company used historical closing stock price volatility for a period of 2 years. Although the Company has historical pricing for a period equal to the expected life of the respective awards, the Company used a shorter period of time as the Company went through reorganization and was fundamentally a different company. The dividend yield assumption is based on the Company’s history and expectation of no future dividend payouts.

Our stock-based compensation expense is based on awards ultimately expected to vest and is reduced for estimated forfeitures as permitted by FASB ASU 2016-09, Stock Compensation, wherein a Company can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company applied a pre-vesting forfeiture rate of 10%.